SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (EPS and Accounting Standards) (Detail) - $ / shares	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Distributions declared per common share (in dollars per share)	$ 0.008600	$ 0.009000	$ 0.009000	$ 0.008600	$ 2.950	$ 0.016	$ 0.016	$ 0.016	$ 0.03	$ 3.00	$ 3.89